PW TECHNOLOGY PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)


                               SEMI ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                 JUNE 30, 2001

                          PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001


                                    CONTENTS

Statement of Assets, Liabilities and Partners' Capital ..................      1

Statement of Operations .................................................      2

Statements of Changes in Partners' Capital - Net Assets .................      3

Notes to Financial Statements ...........................................      4

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $675,650,000)                 $850,809,606
Cash and cash equivalents                                            14,226,492
Interest receivable                                                      36,481
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        865,072,579
--------------------------------------------------------------------------------
LIABILITIES

Payables:
   Management fee                                                       716,680
   Administration fee                                                   199,401
   Professional fees                                                     62,939
   Miscellaneous                                                         99,431
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     1,078,451
--------------------------------------------------------------------------------
NET ASSETS                                                         $863,994,128
--------------------------------------------------------------------------------
PARTNERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                          $702,076,211
Accumulated net investment loss                                     (13,241,689)
Accumulated net unrealized appreciation on investments              175,159,606
--------------------------------------------------------------------------------
PARTNERS' CAPITAL - NET ASSETS                                     $863,994,128
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    426,293
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 426,293
--------------------------------------------------------------------------------
OPERATING EXPENSES

Management fee                                                        4,055,683
Administration fee                                                      393,249
Professional fees                                                       122,892
Miscellaneous                                                           249,827
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              4,821,651
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (4,395,358)
--------------------------------------------------------------------------------
UNREALIZED LOSS FROM INVESTMENTS

Change in net unrealized appreciation from investments               (7,232,527)
--------------------------------------------------------------------------------
NET UNREALIZED LOSS FROM INVESTMENTS                                 (7,232,527)
--------------------------------------------------------------------------------
DECREASE IN PARTNERS' CAPITAL
        DERIVED FROM OPERATIONS                                    $(11,627,885)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                         STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS

--------------------------------------------------------------------------------


                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED              FOR THE
                                                            JUNE 30, 2001        YEAR ENDED
                                                             (UNAUDITED)      DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------
FROM OPERATIONS

Net investment loss                                          $ (4,395,358)       $ (6,995,013)
Change in net unrealized appreciation from investments         (7,232,527)         69,824,927
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN PARTNERS' CAPITAL
        DERIVED FROM OPERATIONS                               (11,627,885)         62,829,914
-----------------------------------------------------------------------------------------------
PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partners' Subscriptions                 122,401,752         343,885,296

Limited Partners' Withdrawals                                 (27,169,799)         (8,502,075)

General Partner Withdrawals                                       (95,332)         (3,575,388)

Allocation to General Partner from
        Limited Partner Withdrawals                                95,332              70,839
-----------------------------------------------------------------------------------------------
INCREASE IN PARTNERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                              95,231,953         331,878,672
-----------------------------------------------------------------------------------------------
PARTNERS' CAPITAL AT
        BEGINNING OF PERIOD                                   780,390,060         385,681,474
-----------------------------------------------------------------------------------------------
PARTNERS' CAPITAL AT END OF PERIOD                           $863,994,128        $780,390,060
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   1. ORGANIZATION

      PW Technology Partners, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner along with other investors.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the General Partner of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

      The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $1,920,951 and $2,033,694, respectively.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, in June and December. Limited Partners can only transfer or assign their partnership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Partner, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES

      A. PORTFOLIO VALUATION

      Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreement and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

      Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

      B. INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C. FUND EXPENSES

      The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors.

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      E. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Partners' Capital.

      F. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER

      PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to its affiliates.

      UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The increase (or decrease) in partners' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measuring Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted.

      The Performance Bonuses earned for the six months ended June 30, 2001 and for the year ended December 31, 2000 were $0 and $166,171, respectively, which were recorded as increases to the General Partner's capital account. The General Partner withdrew $3,575,388 related to the 1999 Performance Bonus in 2000 and $95,332 related to 2000 Performance Bonus in 2001.

      Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2001 were $8,000.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

   4. SECURITIES TRANSACTIONS

      Aggregate purchases and sales of Investment Funds for the six months ended June 30, 2001, amounted to $121,000,000 and $15,000,000, respectively.

      At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $175,159,606, consisting of $188,725,198 gross unrealized appreciation and $13,565,592 gross unrealized depreciation.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   5. INVESTMENTS

      As of June 30, 2001, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2001.

                  INVESTMENT OBJECTIVE             COST           FAIR VALUE
                  --------------------             ----          ------------
                    Long/Short Equity         $675,650,000       $850,809,606

      The following table lists the Fund's investments in Investment Funds as of June 30, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from one to two years from initial investment.

                                                                       Total                           % of Fund's
      Investment Fund:                              Cost              Revenues           Fair Value      Capital     Liquidity
      Bowman Capital Founders Fund, LP          $ 40,000,000       $ (9,216,940)        $ 32,404,349       3.75%     Semi-Annually
      Bowman Capital Founders Institutional
      Fund, LP*                                   93,950,000        (27,278,289)          92,442,377      10.70      Semi-Annually
      Camelot Capital, LP                         78,340,000         (1,085,257)          93,460,296      10.82      Quarterly
      Chilton New Era Partners, LP                22,000,000            517,184           22,517,184       2.61      Annually
      Frontier Science & Technology Fund, LP       3,000,000            213,500            2,907,000       0.34      Quarterly
      Galleon Technology Partners II, LP         114,250,000          1,775,093          143,503,886      16.61      Semi-Annually
      Intrepid Capital Fund (QP), LP              40,000,000          4,601,596           45,685,913       5.29      Quarterly
      Owenoke Associates, LP                      23,000,000         (3,807,327)          30,367,587       3.51      Quarterly
      Pallas Investments II, LP                   12,000,000         (3,351,555)           8,648,445       1.00      Quarterly
      PAW Partners, LP                            76,000,000          6,826,742          107,647,350      12.46      Quarterly
      Pequot Technology Perennial Fund, LP       113,110,000         24,590,489          212,242,982      24.56      Quarterly
      Pequot Telecom & Media Fund, LP             60,000,000         (1,017,763)          58,982,237       6.82      Quarterly
                                                ------------       ------------         ------------     ------
      Total                                     $675,650,000       $ (7,232,527)        $850,809,606      98.47%

      Other Assets, less Liabilities                                                      13,184,522       1.53
                                                                                        ------------     ------
      Partners' Capital - Net Assets                                                    $863,994,128     100.00%

      * Formerly, Bowman Capital Technology Fund, L.P.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

   7. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                            PERIOD FROM APRIL
                                                        SIX MONTHS              YEAR            1, 1999
                                                           ENDED                ENDED       (COMMENCEMENT OF
                                                       JUNE 30, 2001         DECEMBER 31,    OPERATIONS) TO
                                                        (UNAUDITED)             2000        DECEMBER 31, 1999
                                                       -------------         ------------   -----------------

Ratio of net investment loss to average net assets        -1.10%*             -1.11%            -1.38%*
Ratio of operating expenses to average net assets          1.21%*              1.20%             1.41%*
Portfolio turnover rate                                    1.90%                 --                --
Total return                                              -1.44%**            14.24%**          50.96%**

*  Annualized.
** Total return assumes a purchase of a limited partnership interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   8. SUBSEQUENT EVENTS

      Effective July 1, 2001, the Fund disbursed Limited Partner capital withdrawals of $31,956,557.